Related Parties (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Summary of Compensation Paid or Payable to Directors and to Key Management for Services	Plans. The compensation paid or payable to key management personnel for services is shown below:

Year ended	March 31,
	2026	2025
	$	$
Short-term employee benefits (a)	5,694	6,275
Share-based compensation	3,500	2,060
Termination benefits	—	878
	9,194	9,213

(a) Short-term employee benefits include salaries, benefits and short-term incentive compensation